Concentration of Risk	6 Months Ended
Jun. 30, 2025
Concentration of Risk [Abstract]
Concentration of risk

Note 12 — Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and short-term investments. In China, the insurance coverage for cash deposits of each bank is RMB 500,000. As of June 30, 2025, cash balance of RMB 401,755,470 (USD 56,122,073) was deposited with financial institutions located in China, of which RMB 384,602,681 (USD 53,725,963) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 800,000 if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2025, cash balance of HKD 828,651,933 approximately RMB 755,689,130 (USD 105,563,816) was maintained at financial institutions in Hong Kong, of which HKD 819,039,277 approximately RMB 746,922,869 (USD 104,339,238) was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to SGD 100,000 per account. As of June 30, 2025, cash balance of SGD 133,395,218 approximately RMB 749,400,995 (USD 104,685,413) was maintained at DI Scheme banks in Singapore, of which SGD 132,895,218 approximately RMB 746,592,043 (USD 104,293,024) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of June 30, 2025, cash balance of USD 7,424,103 (RMB53,146,181) was deposited with a financial institution located in US, of which USD 6,656,593 (RMB 47,651,887) was subject to credit risk. The Company’s short-term investments are mainly securities traded in Singapore markets held in a brokerage account in Singapore. The Singapore securities are protected by Investor Compensation Fund regulated by Securities and Futures Commission for up to SGD 100,000 per account. As of June 30, 2025, a total of RMB 51,109,558 (USD 7,139,602) short-term investments deposited with a securities company located in Hong Kong was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Customer concentration risk

For the six months ended June 30, 2024, one customer accounted for 11.5% of the Company’s total revenues. For the six months ended June 30, 2025, two customers accounted for 13.50% and 11.23% of the Company’s total revenues.

As of December 31, 2024, one customer accounted for 10.7% of the Company’s accounts receivable. As of June 30, 2025, one customer accounted for 15.89% of the Company’s accounts receivable.

Vendor concentration risk

For the six months ended June 30, 2024, three vendors accounted for 14.4%, 10.9% and 10.2% of the Company’s total purchases, respectively. For the six months ended June 30, 2025, three vendors accounted for 16.62%, 12.67% and 11.45% of the Company’s total purchases.

As of December 31, 2024, four vendors accounted for 27.7%, 20.7%, 14.4% and 12.7% of the Company’s accounts payable, respectively. As of June 30, 2025, four vendors accounted for 30.63%, 17.44%, 16.11% and 14.19% of the Company’s accounts payable.